Stockholders' Equity (capital Deficiency)	6 Months Ended
Sep. 30, 2014
Notes
Stockholders' Equity (capital Deficiency)

NOTE 7 - CAPITAL TRANSACTIONS

(For the Year Ended March 31, 2014)

Sale of Common Stock

As of March 31, 2014, the Company sold 1,480,000 units through a private placement.   Each unit consists of one share of common stock, one A warrant, expiring in three years, with an exercise price of $1.00 and one B warrant, expiring in five years, with an exercise price of $2.00. The price was $0.50 per unit.

Asset Purchase

On March 13, 2014, the Company, entered into a definitive agreement with Mr. Craig Ellins for the acquisition of assets The Assets include:

•	a provisional patent application
•	concepts associated with the Mr. Ellins or his associates

•	trademarks
•	business plans

•	investor presentations and histories
•	websites

•	trade secrets including without limitation trade secrets involving nutrient mixes
•	drawings and digital artwork

•	raw materials
•	production equipment and related assets including without limitation electrical equipment, plastic molds and internal parts

•	proof-of-concept equipment
•	URL’s

In exchange for the Assets, the Company agreed to issue 12,500,000 restricted shares of the Company’s common stock.  Of the total number of shares to be issued, 4,500,000 were issued upon the signing of the Agreement.  The remainder of the shares will be issued upon reaching certain milestones.  The shares were issued pursuant to the exemption from registration set forth in Section 4(2) of the Securities Act of 1933.

Below are the assets purchased:

Equipment	$29,722
Intangibles (patent, trademarks, URL’s)	3,735
Total	$33,457

The assets were valued at their historical cost.

Employment Agreements

Mr. Alan Gaines, our former Chief Executive Officer and Chairman, had entered into an Employment Agreement with the Company for a one-year term beginning May 2, 2011.  Mr. Gaines would have been compensated with 12,012,413 shares of restricted common stock, payable upon the completion of a Qualified Acquisition or Qualified Equity Raise.  An expense of $960,993 would have been recorded as stock compensation at the time a Qualified Acquisition or Qualified Equity Raise is completed.  Upon the resignation of Mr. David on April 18, 2012, the shares were canceled and no expense was recognized.

Dr. Amiel David, our former Chief Operating Officer, has entered into an Employment Agreement with the Company for a one-year term beginning May 2, 2011. Dr. David would have been compensated with 12,013,413 shares of restricted common stock, payable upon the completion of a Qualified Acquisition or Qualified Equity Raise.  An expense of $961,073 would have been recorded as stock compensation at the time a Qualified Acquisition or Qualified Equity Raise is completed.  Upon the resignation of Mr. David on April 18, 2012, the shares were canceled and no expense was recognized.

Note Conversions

During the year ended March 31, 2014, the Company converted a total of $114,013 of notes payable from certain Note Holders into common stock of the Company.  The Company issued 438,681 shares of our common stock to satisfy the principal balances of the notes payable.

NOTE 5 - STOCKHOLDERS’ EQUITY (CAPITAL DEFICIENCY)

(For the Six Months Ended September 30, 2014)

From April 2014 to September 2014, the Company converted a total of $1,262,411 of notes payable from certain Note Holders into common stock of the Company.  The Company issued 5,757,015 shares of our common stock to satisfy the principal and interest balances of the notes payable.

As of September 30, 2014, the Company sold 4,520,000 units through a private placement.   Each unit consists of one share of common stock, one A warrant, expiring in three years, with an exercise price of $1.00 and one B warrant, expiring in five years, with an exercise price of $2.00. The price was $0.50 per unit.

On March 13, 2014 the Company entered into a definitive agreement (the “Agreement”) with Mr. Craig Ellins for the acquisition of assets.  In accordance with the Agreement, Mr. Ellins was issued an additional four million shares upon the completion of a minimum of $1,000,000 in proceeds to the Company from fund raising on May 1, 2014.  The shares were issued pursuant to the exemption from registration set forth in Section 4(2) of the Securities Act of 1933.

On June 27, 2014, the Company issued 8,950,000 shares of common stock pursuant to the employment contracts of our three executive officers valued at $1.24 per share.  Fifty thousand of the shares were paid directly to one of the officers.  The remaining shares will be held by the Company until such time as certain milestones are reached and vesting periods have run.  The issuance was exempt from the registration requirements of Section 5 of the Securities Act of 1933 pursuant to Section 4(2) of the Act because there was no public offering in connection with the issuance of the shares.